Variable Interest Entities And Preferred Securities Of Subsidiaries (Note)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities And Preferred Securities Of Subsidiaries [Abstract]
Variable Interest Entities And Preferred Securities Of Subsidiaries
NOTE 12 VARIABLE INTEREST ENTITIES

In connection with the 2006 sale of approximately 5.6 million acres of forestlands, International Paper received installment notes (the Timber Notes) totaling approximately $4.8 billion. The Timber Notes, which do not require principal payments prior to their maturity which was originally August 2016, are supported by irrevocable letters of credit obtained by the buyers of the forestlands.

During 2006, International Paper contributed the Timber Notes to newly formed special purpose entities (the Borrower Entities) in exchange for Class A and Class B interests in these entities. Subsequently, International Paper contributed its $200 million Class A interests in the Borrower Entities, along with approximately $400 million of International Paper promissory notes, to other newly formed special purpose entities (the Investor Entities, and together with the Borrower Entities, the Entities) in exchange for Class A and Class B interests in these entities, and simultaneously sold its Class A interest in the Investor Entities to a third party investor. As a result, at December 31, 2006, International Paper held Class B interests in the Borrower Entities and Class B interests in the Investor Entities valued at approximately $5.0 billion.

Following the 2006 sale of forestlands and creation of the Entities discussed above, the Timber Notes were used as collateral for borrowings from third party lenders, which effectively monetized the Timber Notes. Also during 2006, the Entities acquired approximately $4.8 billion of International Paper debt obligations for cash, resulting in a total of approximately $5.2 billion of International Paper debt obligations held by the Entities at December 31, 2006. The various agreements entered into in connection with these transactions provided that International Paper had, and intended to effect, a legal right to offset its obligation under these debt instruments with its investments in the Entities and despite the offset treatment, these remained debt obligations of International Paper. The use of the Entities facilitated the monetization of the credit enhanced Timber Notes in a cost effective manner by increasing borrowing capacity and lowering the interest rate, while providing for the offset accounting treatment described above. Additionally, the monetization structure preserved the $1.4 billion tax deferral that resulted from the 2006 forestlands sales.

During 2015, International Paper initiated a series of actions in order to extend the 2006 monetization structure and maintain the long-term nature of the $1.4 billion deferred tax liability. First, International Paper acquired the Class A interests in the Investor Entities from a third party for $198 million in cash. As a result, International Paper became the owner of all of the Class A and Class B interests in the Entities and became the primary beneficiary of the Entities. The assets and liabilities of the Entities, primarily consisting of the Timber Notes and third party bank loans, were recorded at fair value as of the acquisition date of the Class A interests.

Subsequent to purchasing the Class A interests in the Investor Entities, International Paper restructured the Entities, which resulted in the formation of wholly-owned, bankruptcy-remote special purpose entities (the 2015 Financing Entities). As part of the restructuring, the Timber Notes held by the Borrower Entities, subject to the third party bank loans, were contributed to the 2015 Financing Entities along with approximately $150 million in International Paper debt obligations, approximately $600 million in cash and approximately $130 million in demand loans from International Paper, and certain Entities were liquidated. As a result of these transactions, International Paper began consolidating the 2015 Financing Entities during the third quarter of 2015. Also, during the third quarter of 2015, the 2015 Financing Entities used $630 million in cash to pay down a portion of the third party bank loans and refinanced approximately $4.2 billion of those loans on nonrecourse terms (the 2015 Refinance Loans).

During the fourth quarter of 2015, International Paper extended the maturity date on the Timber Notes for an additional 5 years. The Timber Notes are shown in Financial assets of special purpose entities on the accompanying consolidated balance sheet and mature in August 2021 unless extended for an additional 5 years. These notes are supported by approximately $4.8 billion of irrevocable letters of credit. In addition, the Company extinguished the 2015 Refinance Loans scheduled to mature in May 2016 and entered into new nonrecourse third party bank loans totaling approximately $4.2 billion (the Extension Loans). Provisions of loan agreements related to approximately $1.1 billion of the Extension Loans require the bank issuing letters of credit supporting the Timber Notes pledged as collateral to maintain a credit rating at or above a specified threshold. In the event the credit rating of the letter of credit bank is downgraded below the specified threshold, the letters of credit must be replaced within 60 days with letters of credit from a qualifying financial institution. The Extension Loans are shown in Nonrecourse financial liabilities of special purpose entities on the accompanying consolidated balance sheet and mature in the fourth quarter of 2020. The extinguishment of the 2015 Refinance Loans of approximately $4.2 billion and the issuance of the Extension Loans of approximately $4.2 billion are shown as part of reductions of debt and issuances of debt, respectively, in the financing activities of the consolidated statement of cash flows.

The Extension Loans are nonrecourse to the Company, and are secured by approximately $4.8 billion of Timber Notes, the irrevocable letters of credit supporting the Timber Notes and approximately $150 million of International Paper debt obligations. The $150 million of International Paper debt obligations are eliminated in the consolidation of the 2015 Financing Entities and are not reflected in the Company’s consolidated balance sheet.

The purchase of the Class A interests and subsequent restructuring described above facilitated the refinancing and extensions of the third party bank loans on nonrecourse terms. The transactions described in these paragraphs result in continued long-term classification of the $1.4 billion deferred tax liability recognized in connection with the 2006 forestlands sale.

As of December 31, 2016 and 2015, the fair value of the Timber Notes was $4.7 billion for both the years ended 2016 and 2015, and the fair value of the Extension Loans was $4.3 billion for both the years ended 2016 and 2015. The Timber Notes and Extension Loans are classified as Level 2 within the fair value hierarchy, which is further defined in Note 14.

Activity between the Company and the 2015 Financing Entities (the Entities prior to the purchase of the Class A interest discussed above) was as follows:

In millions	2016	2015	2014
Revenue (a)	$95	$43	$38
Expense (a)	128	81	72
Cash receipts (b)	77	21	22
Cash payments (c)	98	71	73

(a)
The net expense related to the Company’s interest in the Entities is included in the accompanying consolidated statement of operations, as International Paper has and intends to effect its legal right to offset as discussed above. After formation of the 2015 Financing Entities, the revenue and expense are included in Interest expense, net in the accompanying consolidated statement of operations.

(b)
The cash receipts are equity distributions from the Entities to International Paper prior to the formation of the 2015 Financing Entities. After formation of the 2015 Financing Entities, cash receipts are interest received on the Financial assets of special purpose entities.

(c)
The cash payments are interest payments on the associated debt obligations discussed above. After formation of the 2015 Financing Entities, the payments represent interest paid on Nonrecourse financial liabilities of special purpose entities.

In connection with the acquisition of Temple-Inland in February 2012, two special purpose entities became wholly-owned subsidiaries of International Paper.

The use of the two wholly-owned special purpose entities discussed below preserved the tax deferral that resulted from the 2007 Temple-Inland timberlands sales. The Company recognized an $831 million deferred tax liability in connection with the 2007 sales, which will be settled with the maturity of the notes in 2027.

In October 2007, Temple-Inland sold 1.55 million acres of timberland for $2.4 billion. The total consideration consisted almost entirely of notes due in 2027 issued by the buyer of the timberland, which Temple-Inland contributed to two wholly-owned, bankruptcy-remote special purpose entities. The notes are shown in Financial assets of special purpose entities in the accompanying consolidated balance sheet and are supported by $2.4 billion of irrevocable letters of credit issued by three banks, which are required to maintain minimum credit ratings on their long-term debt. In the third quarter of 2012, International Paper completed its preliminary analysis of the acquisition date fair value of the notes and determined it to be $2.1 billion. As of December 31, 2016 and 2015, the fair value of the notes was $2.2 billion and $2.1 billion, respectively. These notes are classified as Level 2 within the fair value hierarchy, which is further defined in Note 14.

In December 2007, Temple-Inland's two wholly-owned special purpose entities borrowed $2.1 billion shown in Nonrecourse financial liabilities of special purpose entities. The loans are repayable in 2027 and are secured only by the $2.4 billion of notes and the irrevocable letters of credit securing the notes and are nonrecourse to us. The loan agreements provide that if a credit rating of any of the banks issuing the letters of credit is downgraded below the specified threshold, the letters of credit issued by that bank must be replaced within 30 days with letters of credit from another qualifying financial institution. In the third quarter of 2012, International Paper completed its preliminary analysis of the acquisition date fair value of the borrowings and determined it to be $2.0 billion. As of December 31, 2016 and 2015, the fair value of this debt was $2.1 billion and $2.0 billion, respectively. This debt is classified as Level 2 within the fair value hierarchy, which is further defined in Note 14.

Activity between the Company and the 2007 financing entities was as follows:

In millions	2016	2015	2014
Revenue (a)	$37	$27	$26
Expense (b)	37	27	25
Cash receipts (c)	15	7	7
Cash payments (d)	27	18	18

(a)
The revenue is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $19 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion income for the amortization of the purchase accounting adjustment on the Financial assets of special purpose entities.

(b)
The expense is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $7 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion expense for the amortization of the purchase accounting adjustment on the Nonrecourse financial liabilities of special purpose entities.

(c)	The cash receipts are interest received on the Financial assets of special purpose entities.

(d)	The cash payments are interest paid on Nonrecourse financial liabilities of special purpose entities.